Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per Share

For the years ended December 31, 2017, December 31, 2016 and December 31, 2015, the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding, including the RSU’s without service conditions. The diluted weighted average number of shares excludes the outstanding share-based incentive awards as these would have had an antidilutive effect.

(In thousands, except share data)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Class A common shares
Basic weighted average number of common shares outstanding (B)	47,575,889	47,554,351	47,541,484
Weighted average number of RSU’s without service conditions (note 12) (B)	400,000	300,000	243,904
Dilutive effect of share-based incentive awards	—	—	—
Common shares and common share equivalents (F)	47,975,889	47,854,351	47,785,388
Class B common shares
Basic weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based incentive awards	—	—	—
Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net loss available to common shareholders	$(77,328)	$(68,157)	$(31,937)

Available to:
- Class A shareholders for period	$(77,328)	$(68,157)	$(31,937)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net loss available for Class A (A)	$(77,328)	$(68,157)	$(31,937)
Net income (loss) available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$(1.61)	$(1.42)	$(0.67)
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net loss available to common shareholders	$(77,328)	$(68,157)	$(31,937)

Available to:
- Class A shareholders for period	$(77,328)	$(68,157)	$(31,937)
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net loss available for Class A (E)	$(77,328)	$(68,157)	$(31,937)
Net income (loss) available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$(1.61)	$(1.42)	$(0.67)
Class B (G/H)	—	—	—